[AMERICAN BEACON FUNDS LOGO]

              AMR Class              Institutional Class
           PlanAhead Class              Service Class


   Supplement Dated May 23, 2008 to the Statement of Additional Information
          dated March 1, 2008, as Supplemented on May 2, 2008
-------------------------------------------------------------------------------

Under the section titled "Trustees and Officers of the Trust and the Master Trust," the following replaces the information listed for Wyatt Crumpler and Michael W. Fields in the "Officers" portion of the table.


                          Position, Term of Office             Principal Occupation(s)
                          and Length of Time Served              During Past 5 Years
Name, Age and Address          with each Trust                and Current Directorships
----------------------------------------------------------------------------------------------

OFFICERS                          Term
                                One Year


Wyatt L. Crumpler (41)        VP since 2007               Vice President, Trust Investments, American Beacon
                                                          Advisors, Inc. (2007-Present); Managing Director of
                                                          Corporate Accounting, (2004-2007) and Director of IT
                                                          Strategy and Finance (2001-2004), American Airlines,
                                                          Inc.

Michael W. Fields (54)        VP of Trust since 1989
                           and Master Trust since 1995    Vice President, Fixed Income Investments, American
                                                          Beacon Advisors, Inc. (1988-Present); Director,
                                                          American Beacon Global Funds SPC (2002-Present);
                                                          Director, American Beacon Global Funds plc (2007-Present).



On May 21, 2008, Post Advisory Group, LLC ceased managing a portion of the High Yield Bond Fund and on May 22, 2008, Logan Circle Partners, L.P. began managing a portion of the High Yield Bond Fund. As a result, the following changes are hereby made to the Statement of Additional
Information, as supplemented.

Post Advisory Group, LLC information is deleted from the following sections:
"Investment Advisory Agreements" - chart describing ownership and control of each sub-advisor; "Portfolio Managers" - chart setting forth information on other accounts managed by each portfolio manager; "Portfolio Managers" subsection "Conflicts of Interest"; and "Portfolio Managers" subsection "Ownership of Funds."

Under the section titled "Investment Advisory Agreements," the following is inserted alphabetically into the table regarding sub-advisor ownership and control.


                                                                                       Nature of Controlling
Sub-Advisor                     Controlling Person/Entity          Basis of Control    Person/Entity's Business
-----------------------------------------------------------------------------------------------------------------------
Logan Circle Partners, L.P.     Logan Circle Partners, GP, LLC     General Partner     Financial Services



Under the section titled "Investment Advisory Agreements," the following is inserted alphabetically into the table regarding fees paid to sub-advisors.


                                Investment Advisory              Investment Advisory         Investment Advisory
Sub-Advisor                        Fees for 2005                    Fees for 2006               Fees for 2007
-----------------------------------------------------------------------------------------------------------------------
Logan Circle Partners, L.P.             N/A                              N/A                         N/A


Under the section titled "Investment Advisory Agreements," the following paragraph and table is inserted after the paragraph describing the advisory fees of Dreman Value Management, LLC and Metropolitan West Capital Management, LLC.

     Effective May 22, 2008, Logan Circle Partners, L.P. was added as a sub-advisor to the High Yield Bond Fund. The Manager has agreed to pay an annualized advisory fee to Logan Circle
     Partners, L.P. according to the following schedule.

           Logan Circle Partners, L.P.
           ---------------------------
           0.33% on the first $50 million in assets
           0.30% on the next $50 million in assets
           0.25% on assets over $100 million


Under the section titled "Portfolio Managers," the following is inserted alphabetically into the table regarding other accounts managed.




                             Number of Other Accounts Managed            Number of Accounts and Assets for Which
                             And Assets by Account Type                  Advisory Fee is Performance-Based
                             --------------------------------            ---------------------------------------

 Name of                     Registered    Other Pooled                  Registered    Other Pooled
 Investment Advisor and      Investment    Investment      Other         Investment    Investment      Other
 Portfolio Manager           Companies     Vehicles        accounts      Companies     Vehicles        accounts
                             ----------    ------------    --------      ----------    ------------    --------

Logan Circle Partners, L.P. (1)
Timothy L. Rabe, CFA            N/A            N/A         5 ($284 mil)      N/A           N/A           N/A

(1) Number of accounts and assets as of May 16, 2008



  The following paragraph is inserted alphabetically into the sub-section titled "Conflicts of Interest" under the section titled "Portfolio Managers."

     Logan Circle Partners, L.P. ("Logan") Logan does not foresee any material conflicts as a result of the concurrent management of the Fund and other accounts.

The following paragraph is inserted alphabetically into the sub-section titled "Compensation" under the section titled "Portfolio Managers."

     Logan The portfolio manager and other investment professionals at Logan are compensated through a combination of base salary, bonus, and equity ownership. Logan's Board of Managers fixes salary and bonus at the time of hiring and generally adjusts these every two years based upon an evaluation of the employee's duties and job performance. This evaluation includes a determination of an individual's contribution to the firm, of which investment performance is a key component. There is no formula to evaluate performance and compensation is not tied to a published or private benchmark. Logan has awarded equity in the firm to all founding employees, including Timothy L. Rabe. Additional equity awards are made to employees based upon individual employee performance and contribution to the firm. After five full years of service at Logan, all equity awarded vests.

The following table is inserted alphabetically into the sub-section titled "Ownership of the Fund" under the section titled "Portfolio Managers."


Name of Investment
Advisor and
Portfolio Manager              High Yield Bond Fund
----------------------------------------------------
Logan Circle Partners, L.P.
Timothy L. Rabe (1)                    None

     (1) Ownership as of May 16, 2008